Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Variable Products Trust
Entity Central Index Key	0000916403
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000023590
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class ADV
Trading Symbol	IAMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$128	1.26%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell Midcap® Growth Index due to stock selection effects.

↑ Top contributors to performance: Stock selection effects within the energy, information technology, & real estate sectors contributed.  Individual contributors included an overweight in Comfort Systems USA, Inc., and positioning in Kratos Defense & Security Solutions, Inc., and Inari Medical, Inc.

↓ Top detractors from performance: Stock selection effects in health care, financials, & consumer discretionary sectors detracted the most. Individual detractors included an overweight in Blue Owl Capital, Inc. & positioning in MoonLake Immunotherapeutics and Cloudflare Inc.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,678	$11,274	$10,733	$11,380
2017	$13,293	$13,656	$13,445	$13,488
2018	$12,232	$12,941	$12,807	$12,266
2019	$15,740	$16,955	$17,349	$16,012
2020	$22,115	$20,497	$23,524	$18,749
2021	$24,674	$25,756	$26,518	$22,983
2022	$18,384	$20,808	$19,433	$19,002
2023	$22,633	$26,210	$24,459	$22,276
2024	$26,064	$32,449	$29,865	$25,694
2025	$26,950	$38,013	$32,451	$28,417

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	3.40%	4.03%	10.42%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Russell Midcap® Index	10.60%	8.67%	11.01%

AssetsNet	$ 964,098,492
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 5,991,691
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$964,098,492 # of Portfolio Holdings97 Portfolio Turnover Rate79% Investment Advisory Fees Paid$5,991,691
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	2.3%
Common Stock	98.9%

Sector Allocation

Value	Value
Consumer Discretionary	21.1%
Industrials	20.4%
Information Technology	16.8%
Health Care	16.6%
Financials	8.7%
Communication Services	5.3%
Energy	2.8%
Utilities	2.3%
Consumer Staples	1.9%
Real Estate	1.9%
Materials	1.1%
Short-Term Investments	2.3%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

AmerisourceBergen Corp.	3.9%
Royal Caribbean Cruises Ltd.	3.6%
Howmet Aerospace, Inc.	3.5%
Comfort Systems USA, Inc.	2.9%
Cloudflare, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.6%
Monolithic Power Systems, Inc.	2.4%
Alnylam Pharmaceuticals, Inc.	2.3%
Vistra Corp.	2.3%
ROBLOX Corp. - Class A	2.2%

Material Fund Change [Text Block]
C000023591
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class I
Trading Symbol	IIMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell Midcap® Growth Index due to stock selection effects.

↑ Top contributors to performance: Stock selection effects within the energy, information technology, & real estate sectors contributed.  Individual contributors included an overweight in Comfort Systems USA, Inc., and positioning in Kratos Defense & Security Solutions, Inc., and Inari Medical, Inc.

↓ Top detractors from performance: Stock selection effects in health care, financials, & consumer discretionary sectors detracted the most. Individual detractors included an overweight in Blue Owl Capital, Inc. & positioning in MoonLake Immunotherapeutics and Cloudflare Inc.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,727	$11,274	$10,733	$11,380
2017	$13,418	$13,656	$13,445	$13,488
2018	$12,414	$12,941	$12,807	$12,266
2019	$16,057	$16,955	$17,349	$16,012
2020	$22,662	$20,497	$23,524	$18,749
2021	$25,397	$25,756	$26,518	$22,983
2022	$19,030	$20,808	$19,433	$19,002
2023	$23,510	$26,210	$24,459	$22,276
2024	$27,252	$32,449	$29,865	$25,694
2025	$28,313	$38,013	$32,451	$28,417

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	3.90%	4.55%	10.97%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Russell Midcap® Index	10.60%	8.67%	11.01%

AssetsNet	$ 964,098,492
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 5,991,691
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$964,098,492 # of Portfolio Holdings97 Portfolio Turnover Rate79% Investment Advisory Fees Paid$5,991,691
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	2.3%
Common Stock	98.9%

Sector Allocation

Value	Value
Consumer Discretionary	21.1%
Industrials	20.4%
Information Technology	16.8%
Health Care	16.6%
Financials	8.7%
Communication Services	5.3%
Energy	2.8%
Utilities	2.3%
Consumer Staples	1.9%
Real Estate	1.9%
Materials	1.1%
Short-Term Investments	2.3%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

AmerisourceBergen Corp.	3.9%
Royal Caribbean Cruises Ltd.	3.6%
Howmet Aerospace, Inc.	3.5%
Comfort Systems USA, Inc.	2.9%
Cloudflare, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.6%
Monolithic Power Systems, Inc.	2.4%
Alnylam Pharmaceuticals, Inc.	2.3%
Vistra Corp.	2.3%
ROBLOX Corp. - Class A	2.2%

Material Fund Change [Text Block]
C000163133
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class R6
Trading Symbol	VMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell Midcap® Growth Index due to stock selection effects.

↑ Top contributors to performance: Stock selection effects within the energy, information technology, & real estate sectors contributed.  Individual contributors included an overweight in Comfort Systems USA, Inc., and positioning in Kratos Defense & Security Solutions, Inc., and Inari Medical, Inc.

↓ Top detractors from performance: Stock selection effects in health care, financials, & consumer discretionary sectors detracted the most. Individual detractors included an overweight in Blue Owl Capital, Inc. & positioning in MoonLake Immunotherapeutics and Cloudflare Inc.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,380	$11,274	$10,733	$11,078
2017	$13,488	$13,656	$13,445	$13,130
2018	$12,266	$12,941	$12,807	$11,941
2019	$16,955	$16,955	$17,349	$16,012
2020	$20,497	$20,497	$23,524	$18,749
2021	$25,756	$25,756	$26,518	$22,983
2022	$20,808	$20,808	$19,433	$19,002
2023	$26,210	$26,210	$24,459	$22,276
2024	$25,694	$32,449	$29,865	$25,694
2025	$27,664	$38,013	$32,451	$28,417

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	4.08%	4.57%	10.97%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Russell Midcap® Index	10.60%	8.67%	11.01%

AssetsNet	$ 964,098,492
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 5,991,691
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$964,098,492 # of Portfolio Holdings97 Portfolio Turnover Rate79% Investment Advisory Fees Paid$5,991,691
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	2.3%
Common Stock	98.9%

Sector Allocation

Value	Value
Consumer Discretionary	21.1%
Industrials	20.4%
Information Technology	16.8%
Health Care	16.6%
Financials	8.7%
Communication Services	5.3%
Energy	2.8%
Utilities	2.3%
Consumer Staples	1.9%
Real Estate	1.9%
Materials	1.1%
Short-Term Investments	2.3%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

AmerisourceBergen Corp.	3.9%
Royal Caribbean Cruises Ltd.	3.6%
Howmet Aerospace, Inc.	3.5%
Comfort Systems USA, Inc.	2.9%
Cloudflare, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.6%
Monolithic Power Systems, Inc.	2.4%
Alnylam Pharmaceuticals, Inc.	2.3%
Vistra Corp.	2.3%
ROBLOX Corp. - Class A	2.2%

Material Fund Change [Text Block]
C000023592
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class S
Trading Symbol	ISMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$103	1.01%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell Midcap® Growth Index due to stock selection effects.

↑ Top contributors to performance: Stock selection effects within the energy, information technology, & real estate sectors contributed.  Individual contributors included an overweight in Comfort Systems USA, Inc., and positioning in Kratos Defense & Security Solutions, Inc., and Inari Medical, Inc.

↓ Top detractors from performance: Stock selection effects in health care, financials, & consumer discretionary sectors detracted the most. Individual detractors included an overweight in Blue Owl Capital, Inc. & positioning in MoonLake Immunotherapeutics and Cloudflare Inc.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,701	$11,274	$10,733	$11,380
2017	$13,351	$13,656	$13,445	$13,488
2018	$12,323	$12,941	$12,807	$12,266
2019	$15,904	$16,955	$17,349	$16,012
2020	$22,387	$20,497	$23,524	$18,749
2021	$25,035	$25,756	$26,518	$22,983
2022	$18,726	$20,808	$19,433	$19,002
2023	$23,097	$26,210	$24,459	$22,276
2024	$26,686	$32,449	$29,865	$25,694
2025	$27,668	$38,013	$32,451	$28,417

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	3.68%	4.33%	10.71%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Russell Midcap® Index	10.60%	8.67%	11.01%

AssetsNet	$ 964,098,492
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 5,991,691
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$964,098,492 # of Portfolio Holdings97 Portfolio Turnover Rate79% Investment Advisory Fees Paid$5,991,691
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	2.3%
Common Stock	98.9%

Sector Allocation

Value	Value
Consumer Discretionary	21.1%
Industrials	20.4%
Information Technology	16.8%
Health Care	16.6%
Financials	8.7%
Communication Services	5.3%
Energy	2.8%
Utilities	2.3%
Consumer Staples	1.9%
Real Estate	1.9%
Materials	1.1%
Short-Term Investments	2.3%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

AmerisourceBergen Corp.	3.9%
Royal Caribbean Cruises Ltd.	3.6%
Howmet Aerospace, Inc.	3.5%
Comfort Systems USA, Inc.	2.9%
Cloudflare, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.6%
Monolithic Power Systems, Inc.	2.4%
Alnylam Pharmaceuticals, Inc.	2.3%
Vistra Corp.	2.3%
ROBLOX Corp. - Class A	2.2%

Material Fund Change [Text Block]
C000074884
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class S2
Trading Symbol	IMOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$118	1.16%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell Midcap® Growth Index due to stock selection effects.

↑ Top contributors to performance: Stock selection effects within the energy, information technology, & real estate sectors contributed.  Individual contributors included an overweight in Comfort Systems USA, Inc., and positioning in Kratos Defense & Security Solutions, Inc., and Inari Medical, Inc.

↓ Top detractors from performance: Stock selection effects in health care, financials, & consumer discretionary sectors detracted the most. Individual detractors included an overweight in Blue Owl Capital, Inc. & positioning in MoonLake Immunotherapeutics and Cloudflare Inc.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,687	$11,274	$10,733	$11,380
2017	$13,313	$13,656	$13,445	$13,488
2018	$12,258	$12,941	$12,807	$12,266
2019	$15,800	$16,955	$17,349	$16,012
2020	$22,208	$20,497	$23,524	$18,749
2021	$24,795	$25,756	$26,518	$22,983
2022	$18,494	$20,808	$19,433	$19,002
2023	$22,816	$26,210	$24,459	$22,276
2024	$26,288	$32,449	$29,865	$25,694
2025	$27,205	$38,013	$32,451	$28,417

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	3.49%	4.14%	10.53%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%
Russell Midcap® Index	10.60%	8.67%	11.01%

AssetsNet	$ 964,098,492
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 5,991,691
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$964,098,492 # of Portfolio Holdings97 Portfolio Turnover Rate79% Investment Advisory Fees Paid$5,991,691
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.2)%
Short-Term Investments	2.3%
Common Stock	98.9%

Sector Allocation

Value	Value
Consumer Discretionary	21.1%
Industrials	20.4%
Information Technology	16.8%
Health Care	16.6%
Financials	8.7%
Communication Services	5.3%
Energy	2.8%
Utilities	2.3%
Consumer Staples	1.9%
Real Estate	1.9%
Materials	1.1%
Short-Term Investments	2.3%
Liabilities in Excess of Other Assets	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings

AmerisourceBergen Corp.	3.9%
Royal Caribbean Cruises Ltd.	3.6%
Howmet Aerospace, Inc.	3.5%
Comfort Systems USA, Inc.	2.9%
Cloudflare, Inc. - Class A	2.8%
IDEXX Laboratories, Inc.	2.6%
Monolithic Power Systems, Inc.	2.4%
Alnylam Pharmaceuticals, Inc.	2.3%
Vistra Corp.	2.3%
ROBLOX Corp. - Class A	2.2%

Material Fund Change [Text Block]
C000073995
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class ADV
Trading Symbol	ISOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$150	1.40%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed Russell 2000® Growth Index driven by stock selection.

↑ Top contributors to performance: Stock selection in the technology, financials, & consumer staples sectors were the largest contributors to performance.  Top individual contributors included Lumentum Holdings, Inc. Tower Semiconductor, Ltd. and Kratos Defense & Security Solutions, Inc.

↓ Top detractors from performance: The top detractors from performance for the period were an overall negative allocation effect combined with stock selection in the health care, materials, and energy sectors. Top individual detractors were Bloom Energy Corp., SAIA, Inc. & Globant, SA.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,281	$11,274	$11,132	$12,131
2017	$13,324	$13,656	$13,600	$13,908
2018	$11,154	$12,941	$12,334	$12,377
2019	$13,952	$16,955	$15,846	$15,535
2020	$17,543	$20,497	$21,334	$18,636
2021	$18,269	$25,756	$21,938	$21,398
2022	$13,980	$20,808	$16,155	$17,024
2023	$16,830	$26,210	$19,169	$19,907
2024	$19,907	$32,449	$22,074	$22,203
2025	$22,729	$38,013	$24,947	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	14.18%	5.32%	8.56%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 173,283,852
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 1,143,702
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$173,283,852 # of Portfolio Holdings112 Portfolio Turnover Rate129% Investment Advisory Fees Paid$1,143,702
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(6.3)%
Short-Term Investments	7.9%
Common Stock	98.4%

Sector Allocation

Value	Value
Health Care	27.8%
Industrials	25.8%
Information Technology	20.5%
Financials	9.3%
Consumer Discretionary	8.3%
Consumer Staples	2.5%
Energy	2.2%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	7.9%
Liabilities in Excess of Other Assets	(6.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.4%
Alignment Healthcare, Inc.	2.2%
Onto Innovation, Inc.	2.1%
Granite Construction, Inc.	2.1%
Tower Semiconductor Ltd.	1.9%
Herc Holdings, Inc.	1.6%
Five Below, Inc.	1.6%
Standex International Corp.	1.6%
BrightSpring Health Services, Inc.	1.6%
Celsius Holdings, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the side letter expense limits expired and reverted back to the standard expense limits of 1.42%, 0.92%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class R6, Class S and Class S2 shares, respectively.

C000023597
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class I
Trading Symbol	IVSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed Russell 2000® Growth Index driven by stock selection.

↑ Top contributors to performance: Stock selection in the technology, financials, & consumer staples sectors were the largest contributors to performance.  Top individual contributors included Lumentum Holdings, Inc. Tower Semiconductor, Ltd. and Kratos Defense & Security Solutions, Inc.

↓ Top detractors from performance: The top detractors from performance for the period were an overall negative allocation effect combined with stock selection in the health care, materials, and energy sectors. Top individual detractors were Bloom Energy Corp., SAIA, Inc. & Globant, SA.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,340	$11,274	$11,132	$12,131
2017	$13,464	$13,656	$13,600	$13,908
2018	$11,327	$12,941	$12,334	$12,377
2019	$14,238	$16,955	$15,846	$15,535
2020	$17,990	$20,497	$21,334	$18,636
2021	$18,830	$25,756	$21,938	$21,398
2022	$14,482	$20,808	$16,155	$17,024
2023	$17,513	$26,210	$19,169	$19,907
2024	$20,823	$32,449	$22,074	$22,203
2025	$23,905	$38,013	$24,947	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.80%	5.85%	9.11%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 173,283,852
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 1,143,702
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$173,283,852 # of Portfolio Holdings112 Portfolio Turnover Rate129% Investment Advisory Fees Paid$1,143,702
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(6.3)%
Short-Term Investments	7.9%
Common Stock	98.4%

Sector Allocation

Value	Value
Health Care	27.8%
Industrials	25.8%
Information Technology	20.5%
Financials	9.3%
Consumer Discretionary	8.3%
Consumer Staples	2.5%
Energy	2.2%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	7.9%
Liabilities in Excess of Other Assets	(6.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.4%
Alignment Healthcare, Inc.	2.2%
Onto Innovation, Inc.	2.1%
Granite Construction, Inc.	2.1%
Tower Semiconductor Ltd.	1.9%
Herc Holdings, Inc.	1.6%
Five Below, Inc.	1.6%
Standex International Corp.	1.6%
BrightSpring Health Services, Inc.	1.6%
Celsius Holdings, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the side letter expense limits expired and reverted back to the standard expense limits of 1.42%, 0.92%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class R6, Class S and Class S2 shares, respectively.

C000163134
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class R6
Trading Symbol	VRSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed Russell 2000® Growth Index driven by stock selection.

↑ Top contributors to performance: Stock selection in the technology, financials, & consumer staples sectors were the largest contributors to performance.  Top individual contributors included Lumentum Holdings, Inc. Tower Semiconductor, Ltd. and Kratos Defense & Security Solutions, Inc.

↓ Top detractors from performance: The top detractors from performance for the period were an overall negative allocation effect combined with stock selection in the health care, materials, and energy sectors. Top individual detractors were Bloom Energy Corp., SAIA, Inc. & Globant, SA.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,336	$11,274	$11,132	$12,131
2017	$13,459	$13,656	$13,600	$13,908
2018	$11,324	$12,941	$12,334	$12,377
2019	$14,235	$16,955	$15,846	$15,535
2020	$17,986	$20,497	$21,334	$18,636
2021	$18,820	$25,756	$21,938	$21,398
2022	$14,472	$20,808	$16,155	$17,024
2023	$17,503	$26,210	$19,169	$19,907
2024	$20,808	$32,449	$22,074	$22,203
2025	$23,894	$38,013	$24,947	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	14.83%	5.85%	9.10%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 173,283,852
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 1,143,702
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$173,283,852 # of Portfolio Holdings112 Portfolio Turnover Rate129% Investment Advisory Fees Paid$1,143,702
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(6.3)%
Short-Term Investments	7.9%
Common Stock	98.4%

Sector Allocation

Value	Value
Health Care	27.8%
Industrials	25.8%
Information Technology	20.5%
Financials	9.3%
Consumer Discretionary	8.3%
Consumer Staples	2.5%
Energy	2.2%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	7.9%
Liabilities in Excess of Other Assets	(6.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.4%
Alignment Healthcare, Inc.	2.2%
Onto Innovation, Inc.	2.1%
Granite Construction, Inc.	2.1%
Tower Semiconductor Ltd.	1.9%
Herc Holdings, Inc.	1.6%
Five Below, Inc.	1.6%
Standex International Corp.	1.6%
BrightSpring Health Services, Inc.	1.6%
Celsius Holdings, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the side letter expense limits expired and reverted back to the standard expense limits of 1.42%, 0.92%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class R6, Class S and Class S2 shares, respectively.

C000023598
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class S
Trading Symbol	IVPOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed Russell 2000® Growth Index driven by stock selection.

↑ Top contributors to performance: Stock selection in the technology, financials, & consumer staples sectors were the largest contributors to performance.  Top individual contributors included Lumentum Holdings, Inc. Tower Semiconductor, Ltd. and Kratos Defense & Security Solutions, Inc.

↓ Top detractors from performance: The top detractors from performance for the period were an overall negative allocation effect combined with stock selection in the health care, materials, and energy sectors. Top individual detractors were Bloom Energy Corp., SAIA, Inc. & Globant, SA.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,309	$11,274	$11,132	$12,131
2017	$13,396	$13,656	$13,600	$13,908
2018	$11,241	$12,941	$12,334	$12,377
2019	$14,094	$16,955	$15,846	$15,535
2020	$17,767	$20,497	$21,334	$18,636
2021	$18,546	$25,756	$21,938	$21,398
2022	$14,226	$20,808	$16,155	$17,024
2023	$17,163	$26,210	$19,169	$19,907
2024	$20,354	$32,449	$22,074	$22,203
2025	$23,286	$38,013	$24,947	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	14.40%	5.56%	8.82%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 173,283,852
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 1,143,702
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$173,283,852 # of Portfolio Holdings112 Portfolio Turnover Rate129% Investment Advisory Fees Paid$1,143,702
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(6.3)%
Short-Term Investments	7.9%
Common Stock	98.4%

Sector Allocation

Value	Value
Health Care	27.8%
Industrials	25.8%
Information Technology	20.5%
Financials	9.3%
Consumer Discretionary	8.3%
Consumer Staples	2.5%
Energy	2.2%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	7.9%
Liabilities in Excess of Other Assets	(6.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.4%
Alignment Healthcare, Inc.	2.2%
Onto Innovation, Inc.	2.1%
Granite Construction, Inc.	2.1%
Tower Semiconductor Ltd.	1.9%
Herc Holdings, Inc.	1.6%
Five Below, Inc.	1.6%
Standex International Corp.	1.6%
BrightSpring Health Services, Inc.	1.6%
Celsius Holdings, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the side letter expense limits expired and reverted back to the standard expense limits of 1.42%, 0.92%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class R6, Class S and Class S2 shares, respectively.

C000074885
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class S2
Trading Symbol	ISCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$139	1.30%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed Russell 2000® Growth Index driven by stock selection.

↑ Top contributors to performance: Stock selection in the technology, financials, & consumer staples sectors were the largest contributors to performance.  Top individual contributors included Lumentum Holdings, Inc. Tower Semiconductor, Ltd. and Kratos Defense & Security Solutions, Inc.

↓ Top detractors from performance: The top detractors from performance for the period were an overall negative allocation effect combined with stock selection in the health care, materials, and energy sectors. Top individual detractors were Bloom Energy Corp., SAIA, Inc. & Globant, SA.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$11,295	$11,274	$11,132	$12,131
2017	$13,357	$13,656	$13,600	$13,908
2018	$11,195	$12,941	$12,334	$12,377
2019	$14,011	$16,955	$15,846	$15,535
2020	$17,634	$20,497	$21,334	$18,636
2021	$18,384	$25,756	$21,938	$21,398
2022	$14,076	$20,808	$16,155	$17,024
2023	$16,963	$26,210	$19,169	$19,907
2024	$20,077	$32,449	$22,074	$22,203
2025	$22,966	$38,013	$24,947	$25,047

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	14.39%	5.43%	8.67%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 173,283,852
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 1,143,702
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$173,283,852 # of Portfolio Holdings112 Portfolio Turnover Rate129% Investment Advisory Fees Paid$1,143,702
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(6.3)%
Short-Term Investments	7.9%
Common Stock	98.4%

Sector Allocation

Value	Value
Health Care	27.8%
Industrials	25.8%
Information Technology	20.5%
Financials	9.3%
Consumer Discretionary	8.3%
Consumer Staples	2.5%
Energy	2.2%
Real Estate	1.0%
Materials	1.0%
Short-Term Investments	7.9%
Liabilities in Excess of Other Assets	(6.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Casella Waste Systems, Inc. - Class A	2.4%
Alignment Healthcare, Inc.	2.2%
Onto Innovation, Inc.	2.1%
Granite Construction, Inc.	2.1%
Tower Semiconductor Ltd.	1.9%
Herc Holdings, Inc.	1.6%
Five Below, Inc.	1.6%
Standex International Corp.	1.6%
BrightSpring Health Services, Inc.	1.6%
Celsius Holdings, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the side letter expense limits expired and reverted back to the standard expense limits of 1.42%, 0.92%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class R6, Class S and Class S2 shares, respectively.